Joint Venture - Summary of Changes in Investments in Joint Ventures Initial Contribution (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Joint Ventures [Line Items]
Investment in Joint Venture. Balance	$ 19,637	$ 13,136
Share of loss of Joint Venture	(347)	(4,850)
Translation adjustment		(2,127)
Contribution to Joint Venture	18,793	13,717
Return of the investment as part of the Transaction	(8,004)
Increase in Company's share as part of the Transaction	6,104
Elimination of unrealized interest on loans to Joint Venture		(239)
Elimination of unrealized gain on intercompany transactions	(901)
Investment in Joint Venture. Balance	35,282	19,637
Minera Exar S.A.
Disclosure Of Joint Ventures [Line Items]
Investment in Joint Venture. Balance	19,637	13,136
Share of loss of Joint Venture	(1,077)	(4,850)
Translation adjustment		(2,127)
Contribution to Joint Venture	11,403	13,717
Return of the investment as part of the Transaction	(8,004)
Increase in Company's share as part of the Transaction	6,104
Elimination of unrealized interest on loans to Joint Venture		(239)
Elimination of unrealized gain on intercompany transactions	(833)
Investment in Joint Venture. Balance	27,230	$ 19,637
Exar Capital B V
Disclosure Of Joint Ventures [Line Items]
Share of loss of Joint Venture	730
Contribution to Joint Venture	7,390
Elimination of unrealized gain on intercompany transactions	(68)
Investment in Joint Venture. Balance	$ 8,052